DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Detail) - USD ($)				12 Months Ended
	Aug. 04, 2021	Aug. 02, 2021	Jul. 30, 2021	Dec. 31, 2021
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity				Jan. 05, 2021
Proceeds from issuance of warrants				$ 9,982,754
Minimum net worth to consummate business combination			$ 5,000,001
Percentage of public shares that can be transferred without any restriction			15.00%
Share price			$ 10.15
Expenses payable on dissolution			$ 100,000
Minimum share price of the residual assets remaining available for distribution			$ 10.00
Minimum public share price due to reductions in the value of the trust assets less taxes payable			$ 10.15
Total deposited into the Trust Account	$ 28,499,860
Proceeds held in the Trust Account	$ 231,499,860
Cash				288,108
Marketable securities held in Trust Account				231,506,662
Deficit working capital				440,843
Interest earned on marketable securities held in Trust Account				$ 6,802
Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Equity method investment ownership percentage			50.00%
Private Placement Warrants [Member]
Description Of Organization And Business Operations [Line Items]
Class of warrant or rights issued during period,shares		9,000,000
Class of warrant or rights issue price per share		$ 1.00
Proceeds from issuance of warrants		$ 9,000,000
IPO [Member]
Description Of Organization And Business Operations [Line Items]
Total transaction costs incurred in connection with initial public offering		13,056,080
Underwriting fee		4,561,574
Deferred underwriting fee		7,982,754
Other Offering Costs		511,752
Proceeds from Issuance or Sale of Equity		$ 231,499,860
Per share value of restricted asset		$ 10.15
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Description Of Organization And Business Operations [Line Items]
Class of warrant or rights issued during period,shares	982,754
Class of warrant or rights issue price per share	$ 1.00
Proceeds from issuance of warrants	$ 29,061,434
Common Class A [Member] | Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Share price				$ 9.20
Common Class A [Member] | IPO [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		20,000,000
Sale of stock price per share		$ 10.00
Proceeds from initial public offering		$ 200,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued	2,807,868
Sale of stock price per share	$ 10.00